COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7 – COMMITMENTS AND CONTINGENCIES

Leases - The Company leases office space under an operating lease commencing December 1, 2017 through November 30, 2019 and a first lease extensions commending December 1, 2019 through May 31, 2020. The second lease extension extends the lease for twenty-four months, beginning on June 1, 2020 and ending on May 31, 2022. The third lease extension extends the lease for twenty-four months, beginning on June 1, 2022 and ending on May 31, 2024. The monthly rent is $3,750. On January 1, 2019, the Company adopted ASC Topic 842, Leases, requiring this lease to be recorded as an asset and corresponding liability on its consolidated balance sheet. The Company records rent expense associated with this lease on the straight-line basis in conjunction with the terms of the underlying lease. During the quarter ended March 31, 2022 and 2021, rental expense totaled $11,250 and $11,250 respectively.

Future minimum rental payments required under the lease are as follows:

2022	$33,750
2023	45,000
2024	18,750
Total minimum lease payments:	97,500
Less amount representing interest	(12,305)
Present value of minimum lease payments:	85,195

As of March 31, 2022, the company had recorded a right of use asset of $87,145, and current and non-current lease liabilities of $28,854 and $56,341, respectively.

Legal Matters – The company is currently not a defendant in any litigation or threatened litigation that could have a material effect on the company’s financial statements.

Royalty Obligations - In connection with the product licensing agreement discussed in Note 3, the Company owed a minimum royalty payment of $1,000,000 following the first year of product sales. A minimum royalty amount was also due in subsequent years. This agreement was terminated and settled in 2021. As of March 31, 2022 and 2021, liabilities of $0 and $833,333, respectively, were recorded to reflect the minimum future royalty payments.

Royalty Advances - In the quarter ended March 31, 2022 and 2021, the Company received royalty advances on future product sales of $0 and $0, respectively, from its pharmaceutical marketing partner. These cumulative advances were recorded as deferred revenue of $1,000,000 at March 31, 2021. In August 2021, the Company terminated its agreement with its marketing partner. As part of the termination settlement, the payments made to Coeptis as advance of royalty payments on product sales were deemed forfeited by the marketing partner, and to remain as payments to Coeptis for the licensing rights. As such, advances totaling $1,000,000 were recognized as licensing income in Other Income for the year ended December 31, 2021.

NOTE 7 – COMMITMENTS AND CONTINGENCIES

Leases - The Company leases office space under an operating lease commencing December 1, 2017 through November 30, 2019 and a first lease extensions commending December 1, 2019 through May 31, 2020. The second lease extension extends the lease for twenty-four months, beginning on June 1, 2020 and ending on May 31, 2022. The monthly rent is $3,750. On January 1, 2019, the Company adopted ASC Topic 842, Leases, requiring this lease to be recorded as an asset and corresponding liability on its consolidated balance sheet. The Company records rent expense associated with this lease on the straight-line basis in conjunction with the terms of the underlying lease. During the year ended December 31, 2021 and 2020, rental expense totaled $45,000 and $34,125 respectively.

Future minimum rental payments required under the lease are as follows:

2022	$18,750

On January 20, 2022, the Company entered into a third lease extension for twenty-four months beginning on June 1, 2022 and ending on May 31, 2024.

Legal Matters – The company is currently not a defendant in any litigation or threatened litigation that could have a material effect on the company’s financial statements.

Royalty Obligations - In connection with the product licensing agreement discussed in Note 3, the Company owed a minimum royalty payment of $1,000,000 following the first year of product sales. A minimum royalty amount was also due in subsequent years. This agreement was terminated and settled in 2021 as discussed in Note 4. As of December 31, 2021 and 2020, liabilities of $0 and $583,333, respectively, were recorded to reflect the minimum future royalty payments.

Royalty Advances - In the year ended December 31, 2021 and 2020, the Company received royalty advances on future product sales of $0 and $500,000, respectively, from its pharmaceutical marketing partner. These cumulative advances were recorded as deferred revenue of $1,000,000 at December 31, 2020. In August 2021, the Company terminated its agreement with its marketing partner. As part of the termination settlement, the payments made to Coeptis as advance of royalty payments on product sales were deemed forfeited by the marketing partner, and to remain as payments to Coeptis for the licensing rights. As such, advances totaling $1,000,000 were recognized as licensing income in Other Income for the year ended December 31, 2021.